UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-09032
RidgeWorth Variable Trust
(Exact name of registrant as specified in charter)
Citi Fund Services Ohio, Inc., 3435 Stelzer Road Columbus, Ohio 43219
(Address of principal executive offices) (Zip code)
Citi Fund Services Ohio, Inc., 3435 Stelzer Road Columbus, Ohio 43219
(Name and address of agent for service)
Registrant’s telephone number, including area code: 614-470-8000
Date of fiscal year end: 12/31
Date of reporting period: 03/31/09

Item 1. Schedule of Investments.
SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH VARIABLE TRUST March 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Core Equity Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (97.7%)
Consumer Discretionary (7.9%)
Burger King Holdings, Inc.	2,850	65
Home Depot, Inc. (The)	3,750	88
Johnson Controls, Inc.	2,800	34
McDonald’s Corp.	1,250	68
Target Corp.	2,500	86
Time Warner, Inc.	1,950	38
Walt Disney Co. (The)	4,000	73

		452

Consumer Staples (12.7%)
Cadbury PLC SP ADR	2,200	67
Campbell Soup Co.	2,050	56
CVS Caremark Corp.	3,100	85
Dr Pepper Snapple Group, Inc.*	4,150	70
Kellogg Co.	1,600	59
Kraft Foods, Inc.	3,150	70
PepsiCo, Inc.	1,850	95
Philip Morris International, Inc.	2,200	78
Procter & Gamble Co. (The)	1,400	66
Wal-Mart Stores, Inc.	1,600	84

		730

Energy (12.6%)
Anadarko Petroleum Corp.	2,150	84
Cameron International Corp.*	1,850	41
Chevron Corp.	2,800	188
Devon Energy Corp.	1,400	63
Exxon Mobil Corp.	2,900	197
Halliburton Co.	4,800	74
Marathon Oil Corp.	3,000	79

		726

Financials (12.3%)
Berkshire Hathaway, Inc., Cl B*	40	113
Goldman Sachs Group, Inc. (The)	400	42
Invesco Ltd.	4,900	68
JPMorgan Chase & Co.	5,000	133
MetLife, Inc.	3,050	69
NASDAQ OMX Group, Inc. (The)*	2,000	39
PNC Financial Services Group, Inc.	971	28
State Street Corp.	2,000	62
Travelers Cos., Inc. (The)	2,450	100
Wells Fargo & Co.	3,550	51

		705

Health Care (13.0%)
Amgen, Inc.*	1,600	79
Bristol-Myers Squibb Co.	4,300	94
C.R. Bard, Inc.	400	32
Covidien Ltd.	1,450	48
Express Scripts, Inc.*	1,300	60
Johnson & Johnson	1,600	84
Medtronic, Inc.	2,400	71
Pfizer, Inc.	5,250	71
Teva Pharmaceutical Industries Ltd. ADR	1,850	83
Thermo Fisher Scientific, Inc.*	1,950	70
UnitedHealth Group, Inc.	2,700	57

		749

Industrials (9.4%)
Cooper Industries Ltd., Cl A	1,100	28
Danaher Corp.	1,350	73
Eaton Corp.	1,550	57
Emerson Electric Co.	2,950	84
General Electric Co.	2,850	29
Goodrich Corp.	1,950	74
Raytheon Co.	1,400	55
Tyco International Ltd.	2,700	53
United Technologies Corp.	2,040	88

		541

Information Technology (20.3%)
Accenture Ltd., Cl A	2,600	71
Adobe Systems, Inc.*	2,900	62
Agilent Technologies, Inc.*	4,250	65
Altera Corp.	4,150	73
BMC Software, Inc.*	900	30
Cisco Systems, Inc.*	6,600	111
Google, Inc., Cl A*	300	104
Intel Corp.	5,100	77
International Business Machines Corp.	950	92
Microsoft Corp.	5,750	106
Oracle Corp.*	6,150	111
QUALCOMM, Inc.	2,900	112
Symantec Corp.*	5,900	88
Western Union Co.	5,000	63

		1,165

Materials (3.6%)
Barrick Gold Corp.	2,350	76
Freeport-McMoRan Copper & Gold, Inc.	1,100	42
Praxair, Inc.	1,350	91

		209

Telecommunication Services (3.5%)
AT&T, Inc.	6,450	162
Telephone & Data Systems, Inc.	1,550	41

		203

Utilities (2.4%)
Edison International	3,250	93
NRG Energy, Inc.*	2,500	44

		137

Total Common Stocks		5,617

Exchange Traded Fund (0.6%)
Financial Select Sector SPDR Fund	3,700	34

Total Exchange Traded Fund		34

Money Market Fund (2.0%)
RidgeWorth Institutional Cash Management Money Market Fund(a)	113,242	113

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH VARIABLE TRUST March 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Core Equity Fund

Total Money Market Fund	113

Total Investments (Cost $6,861)(b) — 100.3%	5,764

Liabilities in excess of other assets — (0.3)%	(16)

Net Assets — 100.0%	$5,748

*	Non-income producing security.

(a)	Affiliate investment.

(b)	Represents cost for financial reporting purposes.

ADR	American Depositary Receipt

SPDR	Standard & Poor’s Depository Receipt
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH VARIABLE TRUST March 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Growth Stock Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (96.8%)
Consumer Discretionary (12.1%)
Apollo Group, Inc., Cl A*	1,490	117
Best Buy Co., Inc.	6,730	255
DIRECTV Group, Inc. (The)*	8,805	201
Kohl’s Corp.*	4,075	172
Lowe’s Cos., Inc.	10,915	199
McDonald’s Corp.	5,990	327
NIKE, Inc., Cl B	2,975	140
O’Reilly Automotive, Inc.*	2,100	74
Target Corp.	4,455	153

		1,638

Consumer Staples (14.0%)
Colgate-Palmolive Co.	3,910	230
Costco Wholesale Corp.	4,075	189
CVS Caremark Corp.	7,510	206
General Mills, Inc.	1,065	53
Kroger Co. (The)	3,335	71
PepsiCo, Inc.	7,045	363
Philip Morris International, Inc.	8,690	309
TJX Cos., Inc. (The)	4,400	113
Wal-Mart Stores, Inc.	6,795	354

		1,888

Energy (8.3%)
Cameron International Corp.*	6,115	134
Exxon Mobil Corp.	4,115	280
Occidental Petroleum Corp.	5,275	293
Schlumberger Ltd.	3,220	131
Southwestern Energy Co.*	4,275	127
Transocean Ltd.*	2,715	160

		1,125

Financials (4.2%)
Charles Schwab Corp. (The)	12,625	196
Morgan Stanley	3,000	68
Northern Trust Corp.	1,620	97
Visa, Inc., Cl A	3,780	210

		571

Health Care (13.7%)
Allergan, Inc.	4,370	209
Amgen, Inc.*	3,270	162
Baxter International, Inc.	6,395	327
Becton, Dickinson & Co.	3,655	246
Covance, Inc.*	1,260	45
Express Scripts, Inc.*	4,595	212
Gilead Sciences, Inc.*	8,190	379
Intuitive Surgical, Inc.*	975	93
Thermo Fisher Scientific, Inc.*	4,955	177

		1,850

Industrials (9.0%)
Caterpillar, Inc.	2,755	77
Emerson Electric Co.	6,550	187
First Solar, Inc.*	755	100
Honeywell International, Inc.	6,070	169
Illinois Tool Works, Inc.	3,015	93
Raytheon Co.	4,295	167
Union Pacific Corp.	4,535	187
United Parcel Service, Inc., Cl B	2,270	112
Waste Management, Inc.	4,535	116

		1,208

Information Technology (30.9%)
Adobe Systems, Inc.*	8,030	172
Analog Devices, Inc.	4,665	90
Apple, Inc.*	3,690	388
Baidu, Inc. ADR*	652	115
Cisco Systems, Inc.*	14,900	250
EMC Corp.*	16,450	188
Google, Inc., Cl A*	1,300	453
Hewlett-Packard Co.	5,995	192
Intel Corp.	22,885	344
International Business Machines Corp.	4,755	462
Juniper Networks, Inc.*	5,470	82
McAfee, Inc.*	4,955	166
Microsoft Corp.	23,865	438
Oracle Corp.*	23,625	427
QUALCOMM, Inc.	10,620	413

		4,180

Materials (4.1%)
Monsanto Co.	3,495	290
Praxair, Inc.	3,830	258

		548

Transportation (0.5%)
J.B. Hunt Transport Services, Inc.	2,720	65

Total Common Stocks		13,073

Money Market Fund (4.5%)
RidgeWorth Institutional Cash Management Money Market Fund(a)	607,740	608

Total Money Market Fund		608

Total Investments (Cost $15,248)(b) — 101.3%		13,681

Liabilities in excess of other assets — (1.3)%		(170)

Net Assets — 100.0%		$13,511

*	Non-income producing security.

(a)	Affiliate investment.

(b)	Represents cost for financial reporting purposes.

ADR	American Depositary Receipt
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH VARIABLE TRUST March 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Value Equity Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (100.7%)
Consumer Discretionary (8.2%)
Home Depot, Inc. (The)	10,350	244
J.C. Penney Co., Inc.	10,700	215
Lowe’s Cos., Inc.	6,350	116
Mattel, Inc.	16,550	191
Time Warner Cable, Inc.	1,953	48
Time Warner, Inc.	7,779	150

		964

Consumer Staples (14.3%)
Campbell Soup Co.	8,650	237
Colgate-Palmolive Co.	2,450	144
ConAgra Foods, Inc.	14,850	251
CVS Caremark Corp.	5,750	158
Estee Lauder Cos., Inc., Cl A (The)	5,150	127
Molson Coors Brewing Co., Cl B	3,750	129
PepsiCo, Inc.	4,550	234
Procter & Gamble Co. (The)	2,950	139
Sara Lee Corp.	33,700	272

		1,691

Energy (16.4%)
Chevron Corp.	5,050	340
ConocoPhillips	5,101	200
Devon Energy Corp.	5,750	257
Exxon Mobil Corp.	5,300	361
Marathon Oil Corp.	9,050	238
Talisman Energy, Inc.	20,594	216
Tidewater, Inc.	1,918	71
XTO Energy, Inc.	8,100	248

		1,931

Financials (14.7%)
Charles Schwab Corp. (The)	19,000	295
Franklin Resources, Inc.	8,250	444
JPMorgan Chase & Co.	18,495	492
Morgan Stanley	6,150	140
Travelers Cos., Inc. (The)	9,050	368

		1,739

Health Care (9.1%)
Beckman Coulter, Inc.	2,700	138
Bristol-Myers Squibb Co.	5,650	124
Cardinal Health, Inc.	3,292	104
Johnson & Johnson	5,750	302
Merck & Co., Inc.	8,600	230
Wyeth	4,150	178

		1,076

Industrials (12.4%)
3M Co.	5,500	274
Cummins, Inc.	7,550	192
Emerson Electric Co.	6,604	189
Parker Hannifin Corp.	5,750	195
Southwest Airlines Co.	17,600	111
United Parcel Service, Inc., Cl B	4,800	236
United Technologies Corp.	6,300	271

		1,468

Information Technology (9.0%)
Harris Corp.	6,411	186
Intel Corp.	15,300	230
Microsoft Corp.	12,750	234
Nokia Corp. ADR	9,850	115
Texas Instruments, Inc.	13,800	228
Tyco Electronics Ltd.	6,750	74

		1,067

Materials (6.1%)
Air Products & Chemicals, Inc.	3,100	175
E.I. du Pont de Nemours & Co.	6,100	136
Ecolab, Inc.	4,950	172
PPG Industries, Inc.	3,450	127
Sonoco Products Co.	5,205	109

		719

Telecommunication Services (5.8%)
AT&T, Inc.	13,500	340
Verizon Communications, Inc.	11,290	341

		681

Utilities (4.7%)
Edison International	4,400	127
Entergy Corp.	1,850	126
Public Service Enterprise Group, Inc.	4,250	125
Questar Corp.	6,152	181

		559

Total Common Stocks		11,895

Money Market Fund (0.6%)
RidgeWorth Institutional Cash Management Money Market Fund(a)	72,976	73

Total Money Market Fund		73

Total Investments (Cost $13,966)(b) — 101.3%		11,968

Liabilities in excess of other assets — (1.3)%		(150)

Net Assets — 100.0%		$11,818

(a)	Affiliate investment.

(b)	Represents cost for financial reporting purposes.

ADR	American Depositary Receipt
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH VARIABLE TRUST March 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Mid-Cap Core Equity Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (99.7%)
Consumer Discretionary (16.5%)
Advance Auto Parts, Inc.	1,199	49
American Eagle Outfitters, Inc.	3,665	45
BorgWarner, Inc.	1,184	24
Burger King Holdings, Inc.	1,991	46
Darden Restaurants, Inc.	1,296	44
J. Crew Group, Inc.*	2,927	39
Jack in the Box, Inc.*	2,125	49
Liberty Media Corp.- Entertainment, Ser A*	1,092	22
Mattel, Inc.	2,657	31
McGraw-Hill Cos., Inc. (The)	649	15
Mohawk Industries, Inc.*	981	29
Nordstrom, Inc.	1,951	33
Omnicom Group, Inc.	1,169	27
Ross Stores, Inc.	1,154	41
Scripps Networks Interactive, Inc., Cl A	1,536	35

		529

Consumer Staples (7.7%)
Cadbury PLC SP ADR	991	30
Campbell Soup Co.	694	19
Church & Dwight Co., Inc.	823	43
Clorox Co. (The)	842	43
Dr Pepper Snapple Group, Inc.*	2,607	44
J. M. Smucker Co. (The)	1,060	40
Lorillard, Inc.	441	27

		246

Energy (8.4%)
Anadarko Petroleum Corp.	880	34
Arch Coal, Inc.	1,085	15
Cameron International Corp.*	1,582	35
Cimarex Energy Co.	936	17
Core Laboratories NV	414	30
Diamond Offshore Drilling, Inc.	525	33
Murphy Oil Corp.	809	36
Noble Energy, Inc.	981	53
Spectra Energy Corp.	1,110	16

		269

Financials (14.4%)
Ameriprise Financial, Inc.	887	18
Arch Capital Group Ltd.*	644	35
Discover Financial Services	4,103	26
Equity Residential REIT	674	12
HCP, Inc. REIT	566	10
Hudson City Bancorp, Inc.	1,645	19
Invesco Ltd.	2,958	41
Jones Lang LaSalle, Inc.	778	18
M&T Bank Corp.	772	35
Markel Corp.*	128	36
NASDAQ OMX Group, Inc. (The)*	1,199	24
Northern Trust Corp.	689	41
Progressive Corp. (The)*	2,011	27
Public Storage REIT	238	13
Raymond James Financial, Inc.	1,608	32
SL Green Realty Corp. REIT	794	9
StanCorp Financial Group, Inc.	1,110	25
T. Rowe Price Group, Inc.	1,199	35
Weingarten Realty Investors REIT	803	8

		464

Health Care (9.5%)
Becton, Dickinson & Co.	380	26
C.R. Bard, Inc.	482	38
Cephalon, Inc.*	649	44
Endo Pharmaceuticals Holdings, Inc.*	1,734	31
Express Scripts, Inc.*	857	40
Laboratory Corp. of America Holdings*	812	47
Thermo Fisher Scientific, Inc.*	1,154	41
Universal Health Services, Inc., Cl B	989	38

		305

Industrials (11.1%)
Cooper Industries Ltd., Cl A	550	14
Copart, Inc.*	1,476	44
CSX Corp.	785	20
Curtiss-Wright Corp.	1,317	37
Dover Corp.	1,393	37
Eaton Corp.	1,080	40
Fluor Corp.	541	19
Goodrich Corp.	1,088	41
L-3 Communications Holdings, Inc.	622	42
PACCAR, Inc.	936	24
Rockwell Automation, Inc.	1,714	37

		355

Information Technology (17.0%)
Adobe Systems, Inc.*	1,563	33
Agilent Technologies, Inc.*	2,151	33
Altera Corp.	2,131	37
Amdocs Ltd.*	1,817	34
Analog Devices, Inc.	1,214	23
BMC Software, Inc.*	1,892	63
Harris Corp.	1,273	37
Juniper Networks, Inc.*	2,724	41
NCR Corp.*	2,790	22
Polycom, Inc.*	2,011	31
Sybase, Inc.*	1,927	58
Symantec Corp.*	2,977	45
Teradata Corp.*	2,233	36
Western Union Co.	1,817	23
Xilinx, Inc.	1,610	31

		547

Materials (5.1%)
Air Products & Chemicals, Inc.	718	40
Albemarle Corp.	1,837	40
FMC Corp.	847	37
Packaging Corp. of America	1,702	22
Steel Dynamics, Inc.	2,828	25

		164

Telecommunication Services (1.9%)
NTELOS Holdings Corp.	1,717	31
Telephone & Data Systems, Inc.	1,085	29

		60
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH VARIABLE TRUST March 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Mid-Cap Core Equity Fund

	Shares or
	Principal
	Amount($)	Value($)
Utilities (8.1%)
Edison International	1,377	40
MDU Resources Group, Inc.	2,258	36
OGE Energy Corp.	1,774	42
ONEOK, Inc.	1,448	33
Pepco Holdings, Inc.	1,625	20
PG&E Corp.	1,059	41
Xcel Energy, Inc.	2,628	49

		261

Total Common Stocks		3,200

Exchange Traded Fund (0.5%)
SPDR KBW Regional Banking ETF	857	16

Total Exchange Traded Fund		16

Total Investments (Cost $4,137)(a) — 100.2%		3,216

Liabilities in excess of other assets — (0.2)%		(6)

Net Assets — 100.0%		$3,210

*	Non-income producing security.

(a)	Represents cost for financial reporting purposes.

ADR	American Depositary Receipt

ETF	Exchange Traded Fund

REIT	Real Estate Investment Trust

SPDR	Standard & Poor’s Depository Receipt
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH VARIABLE TRUST March 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Small Cap Value Equity Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (100.4%)
Consumer Discretionary (24.3%)
ABM Industries, Inc.	11,581	190
Advance Auto Parts, Inc.	3,900	160
bebe Stores, Inc.	18,987	127
Burger King Holdings, Inc.	1,500	34
CKE Restaurants, Inc.	23,574	198
Guess?, Inc.	14,552	308
Interface, Inc., Cl A	52,729	158
Movado Group, Inc.	4,227	32
PRIMEDIA, Inc.	9,837	24
Ritchie Bros. Auctioneers, Inc.	11,211	208
Scholastic Corp.	8,800	133
Sotheby’s, Cl A	13,500	122
Stage Stores, Inc.	5,768	58
Thor Industries, Inc.	6,550	102
Washington Post Co. (The), Cl B	379	135
Williams-Sonoma, Inc.	2,300	23

		2,012

Consumer Staples (0.5%)
PriceSmart, Inc.	2,200	39

Energy (5.6%)
Arch Coal, Inc.	3,300	44
CARBO Ceramics, Inc.	4,250	121
Core Laboratories NV	2,000	146
Holly Corp.	3,200	68
Tidewater, Inc.	2,250	84

		463

Financials (20.1%)
Banco Latinoamericano de Exportaciones SA, Ser E	3,500	33
Bank of Hawaii Corp.	2,200	73
Cash America International, Inc.	5,700	89
City National Corp.	850	29
Cullen/ Frost Bankers, Inc.	3,900	183
Evercore Partners, Inc., Cl A	6,850	106
Glacier Bancorp, Inc.	5,543	87
HCC Insurance Holdings, Inc.	13,050	329
IPC Holdings Ltd.	3,400	92
Lazard Ltd., Cl A	3,800	112
Raymond James Financial, Inc.	8,230	162
UMB Financial Corp.	4,000	170
Washington Federal, Inc.	1,500	20
Washington Real Estate Investment Trust	4,650	80
Wesco Financial Corp.	357	98

		1,663

Health Care (16.6%)
Aceto Corp.	6,550	39
Beckman Coulter, Inc.	1,200	61
Cooper Cos., Inc. (The)	14,961	396
Ensign Group, Inc.	4,100	63
Meridian Bioscience, Inc.	2,300	42
Perrigo Co.	8,700	216
Pharmaceutical Product Development, Inc.	3,200	76
STERIS Corp.	9,382	218
Techne Corp.	1,200	66
Teleflex, Inc.	5,150	201

		1,378

Industrials (20.9%)
Brink’s Co. (The)	7,250	192
CAE, Inc.	4,300	26
Comfort Systems USA, Inc.	3,500	36
Cubic Corp.	4,700	119
Donaldson Co., Inc.	4,200	113
Forward Air Corp.	900	15
Grupo Aeroportuario del Centro Norte SAB de CV ADR	1,300	9
Grupo Aeroportuario del Pacifico SA de CV ADR	13,692	250
Heartland Express, Inc.	4,816	71
Herman Miller, Inc.	8,250	88
Kaydon Corp.	3,200	87
KBR, Inc.	7,100	98
KMG Chemicals, Inc.	1,900	10
Knight Transportation, Inc.	4,500	68
LSI Industries, Inc.	3,300	17
Manpower, Inc.	3,000	95
Multi-Color Corp.	4,544	56
Pall Corp.	2,400	49
Robbins & Myers, Inc.	1,700	26
Tomkins PLC ADR	9,781	67
UTI Worldwide, Inc.	8,100	97
Watson Wyatt Worldwide, Inc., Cl A	2,800	138

		1,727

Information Technology (3.2%)
Advantest Corp., ADR	5,900	89
Cohu, Inc.	6,033	43
Intersil Corp., Cl A	8,100	93
Keithley Instruments, Inc.	5,350	18
Quality Systems, Inc.	500	23

		266

Materials (8.4%)
Airgas, Inc.	2,600	88
AptarGroup, Inc.	1,200	37
Bemis Co., Inc.	4,800	101
Cliffs Natural Resources, Inc.	1,200	22
Nalco Holding Co.	8,300	108
Olin Corp.	6,200	88
Packaging Corp. of America	7,800	102
Sensient Technologies Corp.	3,400	80
Valspar Corp. (The)	3,352	67

		693

Telecommunication Services (0.8%)
Alaska Communications Systems Group, Inc.	9,900	66

Total Common Stocks		8,307

Total Investments (Cost $10,378)(a) — 100.4%		8,307

Liabilities in excess of other assets — (0.4)%		(31)

Net Assets — 100.0%		$8,276

(a)	Represents cost for financial reporting purposes.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH VARIABLE TRUST March 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Small Cap Value Equity Fund
ADR	American Depositary Receipt
See Notes to Schedules of Portfolio Investments.

Notes to Schedules of Portfolio Investments
1.	Organization

The RidgeWorth Variable Trust (the “Trust”) is organized as a Massachusetts business trust under a Declaration of Trust dated April 18, 1995. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company offering five funds as of March 31, 2009. The schedules of portfolio investments presented herein are those of the Large Cap Core Equity Fund, Large Cap Growth Stock Fund, Large Cap Value Equity Fund, Mid-Cap Core Equity Fund and Small Cap Value Equity Fund (each a “Fund” and collectively the “Funds”). The Funds’ prospectuses provide a description of the Funds’ investment objectives, policies and strategies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

On November 20, 2008, the Board of Trustees (the “Board) approved the liquidation of the Trust. The liquidation and termination of the Trust was completed on April 24, 2009.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments (the “Schedules”). These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedules in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedules. The actual results could differ from these estimates.
Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market on which they are traded on valuation date (or at approximately 4:00 p.m. Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. If a security price cannot be obtained from an independent, third party pricing agent, the Funds’ accounting agent shall seek to obtain a bid price from at least one independent broker. Investments in other investment companies are valued at their respective daily net asset values.

Securities for which market prices are not “readily available” are valued in accordance with Pricing and Valuation Procedures established by the Board. The Funds’ Pricing and Valuation Procedures will be performed and monitored by a Valuation Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate a security be valued using Pricing and Valuation Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Pricing and Valuation Procedures, the Committee determines the value after taking into consideration relevant information reasonably available to the Committee.

Effective January 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), “Fair Value Measurements”. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

One key component of the implementation of SFAS No. 157 is the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical assets.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2009 (in thousands):

			LEVEL 2 — Other Significant		LEVEL 3 — Significant
	LEVEL 1 — Quoted Prices		Observable Inputs		Unobservable Inputs		Total
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Fund	in Securities($)	Investments($)*	in Securities($)	Investments($)*	in Securities($)	Investments($)*	in Securities($)	Investments($)*
Large Cap Core Equity Fund	5,764	—	—	—	—	—	5,764	—
Large Cap Growth Stock Fund	13,681	—	—	—	—	—	13,681	—
Large Cap Value Equity Fund	11,968	—	—	—	—	—	11,968	—
Mid-Cap Core Equity Fund	3,216	—	—	—	—	—	3,216	—
Small Cap Value Equity Fund	8,307	—	—	—	—	—	8,307	—

*	Other financial instruments are derivative instruments not reflected in the Schedules of Portfolio Investments, such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation/(depreciation) on the investment.

Amounts designated as “-” are $0 or have been rounded to $0.
Security Transactions — During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period.

3.	Federal Tax Information

At March 31, 2009, the cost and aggregate gross unrealized appreciation and depreciation on securities, for federal income tax purposes, was (in thousands):

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
Fund	Tax Cost($)	Appreciation($)	(Depreciation)($)	(Depreciation)($)
Large Cap Core Equity Fund	6,886	329	(1,451)	(1,122)
Large Cap Growth Stock Fund	15,501	1,040	(2,860)	(1,820)
Large Cap Value Equity Fund	14,247	517	(2,796)	(2,279)
Mid-Cap Core Equity Fund	4,252	174	(1,210)	(1,036)
Small Cap Value Equity Fund	10,599	491	(2,783)	(2,292)

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RidgeWorth Variable Trust

By (Signature and Title)*	/s/ Martin R. Dean
Martin R. Dean, Treasurer, RidgeWorth Variable Trust
Date  05/26/09
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Julia Short
Julia Short, President, RidgeWorth Variable Trust
Date  05/28/09

By (Signature and Title)*	/s/ Martin R. Dean
Martin R. Dean, Treasurer, RidgeWorth Variable Trust
Date  05/26/09